Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
October 31, 2013

Orinda SkyView Multi-Manager Hedged Equity Fund

A series of Advisors Series Trust (the “Trust”)

Class A

Class I

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),

each dated June 28, 2013, as supplemented September 4, 2013

On September 19, 2013, the Board of Trustees (the “Board”) of the Trust approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Orinda SkyView Multi-Manager Hedged Equity Fund (the “Fund”) and Orinda Asset Management, LLC (the “Advisor”), investment advisor of the Fund, pursuant to which the Advisor has agreed to reduce the Fund’s management fee from 2.30% to 1.96% effective January 1, 2014.

The Board also approved an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and the Advisor, pursuant to which the Advisor has agreed to reduce the Fund’s Expense Caps from 2.95% and 2.64% to 2.75% and 2.44% for Class A and Class I, respectively, effective January 1, 2014:

In connection with this reduction, the “Fees and Expenses of the Fund” section on page 1 of the Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Orinda SkyView Multi-Manager Hedged Equity Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the “Distribution of Fund Shares” section on page 34 of the Fund’s Prospectus and the “Additional Purchase and Redemption Information” section on page 42 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-27
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Operating Expenses to Average Net Assets Before Reimbursements in the Financial Highlights which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock
All other references contained in the Prospectus and SAI to the Fund’s expense cap of 2.95% for Class A and 2.64% for Class I are hereby superseded by the information contained in this supplement.

*   *   *   *   *   *   *   *   *   *

Please retain this Supplement with the Summary Prospectus, Prospectus and SAI.

Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.96%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.77%
Shareholder Servicing Plan Fee	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short and Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	2.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.57%	[2]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	4.57%	[3]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	935
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,811
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,694
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,936
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.96%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.88%
Shareholder Servicing Plan Fee	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short and Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	2.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.39%	[2]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	4.37%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	438
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,327
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,227
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,525

[1]	Management Fees have been restated to reflect current fees.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Operating Expenses to Average Net Assets Before Reimbursements in the Financial Highlights which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
[3]	Orinda Asset Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 2.75% and 2.44% of average daily net assets of the Fund's Class A and Class I shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least June 27, 2014, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.